CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jul. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Current Assets
Cash and cash equivalents (VIE: $8,635, $8,892 and $0 at July 31, 2020, January 31, 2020 and January 31, 2019 respectively)	$ 388,191	$ 91,184	$ 74,347
Accounts receivable, less allowance for doubtful accounts of $622, 0 and $123 at July 31, 2020, January 31, 2020 and January 31, 2019 respectively	30,228	34,205	25,495
Accounts receivable, related parties	0	9,201	4,334
Costs capitalized to obtain revenue contracts, current portion, net	4,007	3,608	0
Prepaid expenses and other current assets	7,152	7,079	4,991
Total current assets	429,578	145,277	109,167
Property and equipment, net	14,591	13,477	10,406
Costs capitalized to obtain revenue contracts, noncurrent, net	7,817	7,000	0
Goodwill	56,527	55,840	0
Intangible assets, net	24,636	26,093	0
Other long-term assets	650	2,464	393
Total assets	533,799	250,151	119,966
Current Liabilities
Accounts payable	2,188	1,258	1,219
Accounts payable, related parties	4,018	3,408	2,224
Accrued commissions	4,701	7,862	5,164
Other accrued expenses	4,820	4,922	2,694
Deferred rent, current portion	208	183	0
Deferred revenue, current portion	84,288	50,929	34,172
Deferred revenue, current portion, related parties		8,013	6,936
Total current liabilities	100,223	76,575	52,409
Deferred income taxes, noncurrent	234	194	0
Deferred rent, noncurrent	1,468	1,558	696
Deferred revenue, noncurrent		0	825
Other long-term liabilities	0	195	0
Total liabilities	101,925	78,522	53,930
Commitments and Contingencies
Redeemable non-controlling interest	4,384	4,356	0
Stockholders' Equity
Preferred stock, $0.001 par value; 10,000,000, 1,000,000 and 1,000,000 shares authorized as of July 31, 2020, January 31, 2020 and January 31, 2019, respectively; and none issued and outstanding as of July 31, 2020, January 31, 2020 and January 31, 2019, respectively	0	0	0
Additional paid in capital	567,314	288,564	170,771
Common stock, value	46	0
Accumulated other comprehensive (loss) income	202	(408)	(21)
Accumulated deficit	(140,072)	(120,924)	(104,752)
Total stockholders' equity	427,490	167,273	66,036
Total liabilities, redeemable non-controlling interest, and stockholders' equity	533,799	250,151	119,966
Affiliated Entity
Current Liabilities
Deferred revenue, current portion	$ 0	8,013
Voting Common Stock
Stockholders' Equity
Common stock, value		38	35
Nonvoting Common Stock
Stockholders' Equity
Common stock, value		$ 3	$ 3